CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 8.8%
Entertainment - 1.9%
Activision Blizzard Inc.	53,118	$4,973,438
Netflix Inc.	25,436	9,604,634	*
Walt Disney Co.	40,657	3,295,250	*

Total Entertainment		17,873,322

Interactive Media & Services - 5.1%
Alphabet Inc., Class A Shares	146,294	19,144,033	*
Alphabet Inc., Class C Shares	122,631	16,168,897	*
Meta Platforms Inc., Class A Shares	43,620	13,095,160	*

Total Interactive Media & Services		48,408,090

Media - 1.2%
Comcast Corp., Class A Shares	259,855	11,521,971

Wireless Telecommunication Services - 0.6%
T-Mobile US Inc.	37,436	5,242,912	*

TOTAL COMMUNICATION SERVICES		83,046,295

CONSUMER DISCRETIONARY - 6.5%
Automobiles - 0.4%
Tesla Inc.	14,257	3,567,387	*

Broadline Retail - 2.5%
Amazon.com Inc.	186,558	23,715,253	*

Specialty Retail - 3.6%
Home Depot Inc.	37,519	11,336,741
TJX Cos. Inc.	261,863	23,274,383

Total Specialty Retail		34,611,124

TOTAL CONSUMER DISCRETIONARY		61,893,764

CONSUMER STAPLES - 6.7%
Beverages - 2.2%
Coca-Cola Co.	163,514	9,153,513
PepsiCo Inc.	65,927	11,170,671

Total Beverages		20,324,184

Consumer Staples Distribution & Retail - 2.2%
Walmart Inc.	131,931	21,099,725

Food Products - 1.0%
Mondelez International Inc., Class A Shares	134,237	9,316,048

Household Products - 1.3%
Procter & Gamble Co.	86,778	12,657,439

TOTAL CONSUMER STAPLES		63,397,396

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2023 Quarterly Report	1

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp.	116,216	$19,596,342
EQT Corp.	133,921	5,434,514
Exxon Mobil Corp.	145,253	17,078,848
Kinder Morgan Inc.	263,565	4,369,907
Pioneer Natural Resources Co.	60,538	13,896,498

TOTAL ENERGY		60,376,109

FINANCIALS - 16.0%
Banks - 4.0%
Bank of America Corp.	301,321	8,250,169
JPMorgan Chase & Co.	154,236	22,367,304
US Bancorp	225,546	7,456,551

Total Banks		38,074,024

Capital Markets - 1.7%
CME Group Inc.	43,564	8,722,384
Intercontinental Exchange Inc.	65,235	7,177,155

Total Capital Markets		15,899,539

Financial Services - 6.8%
Berkshire Hathaway Inc., Class A Shares	69	36,671,913	*
PayPal Holdings Inc.	35,580	2,080,007	*
Visa Inc., Class A Shares	113,082	26,009,991

Total Financial Services		64,761,911

Insurance - 3.5%
Hartford Financial Services Group Inc.	91,701	6,502,518
Progressive Corp.	83,724	11,662,753
Travelers Cos. Inc.	93,715	15,304,597

Total Insurance		33,469,868

TOTAL FINANCIALS		152,205,342

HEALTH CARE - 14.1%
Biotechnology - 0.8%
AbbVie Inc.	50,660	7,551,380

Health Care Equipment & Supplies - 2.4%
Becton Dickinson & Co.	51,666	13,357,211
Stryker Corp.	35,016	9,568,822

Total Health Care Equipment & Supplies		22,926,033

Health Care Providers & Services - 2.5%
UnitedHealth Group Inc.	48,094	24,248,514

See Notes to Schedule of Investments.

2	ClearBridge Variable Appreciation Portfolio 2023 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 1.9%
Charles River Laboratories International Inc.	11,799	$2,312,368	*
Thermo Fisher Scientific Inc.	30,632	15,504,999

Total Life Sciences Tools & Services		17,817,367

Pharmaceuticals - 6.5%
Eli Lilly & Co.	31,323	16,824,523
Johnson & Johnson	117,687	18,329,750
Merck & Co. Inc.	206,924	21,302,826
Pfizer Inc.	143,142	4,748,020

Total Pharmaceuticals		61,205,119

TOTAL HEALTH CARE		133,748,413

INDUSTRIALS - 10.9%
Aerospace & Defense - 1.7%
Northrop Grumman Corp.	9,743	4,288,771
RTX Corp.	165,112	11,883,111

Total Aerospace & Defense		16,171,882

Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	69,681	10,861,178

Commercial Services & Supplies - 1.5%
Waste Management Inc.	91,843	14,000,547

Electrical Equipment - 1.8%
Eaton Corp. PLC	48,887	10,426,619
Emerson Electric Co.	66,672	6,438,515

Total Electrical Equipment		16,865,134

Ground Transportation - 1.0%
Canadian Pacific Kansas City Ltd.	85,955	6,395,912
Union Pacific Corp.	16,081	3,274,574

Total Ground Transportation		9,670,486

Industrial Conglomerates - 2.0%
Honeywell International Inc.	101,095	18,676,290

Professional Services - 1.8%
Automatic Data Processing Inc.	70,802	17,033,545

TOTAL INDUSTRIALS		103,279,062

INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 0.6%
Arista Networks Inc.	32,353	5,950,687	*

Semiconductors & Semiconductor Equipment - 3.3%
ASML Holding NV, Registered Shares	16,912	9,955,418
Marvell Technology Inc.	65,000	3,518,450
NVIDIA Corp.	41,128	17,890,269

Total Semiconductors & Semiconductor Equipment		31,364,137

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2023 Quarterly Report	3

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Software - 11.1%
Adobe Inc.	30,950	$15,781,405	*
Microsoft Corp.	244,942	77,340,437
Oracle Corp.	116,232	12,311,293

Total Software		105,433,135

Technology Hardware, Storage & Peripherals - 6.6%
Apple Inc.	361,359	61,868,274

TOTAL INFORMATION TECHNOLOGY		204,616,233

MATERIALS - 6.0%
Chemicals - 3.8%
Air Products & Chemicals Inc.	32,988	9,348,799
Ecolab Inc.	39,047	6,614,562
PPG Industries Inc.	95,887	12,446,132
Sherwin-Williams Co.	29,317	7,477,301

Total Chemicals		35,886,794

Construction Materials - 0.9%
Vulcan Materials Co.	43,259	8,739,183

Containers & Packaging - 0.6%
Ball Corp.	105,233	5,238,499

Metals & Mining - 0.7%
ArcelorMittal SA, Registered Shares	269,822	6,753,645

TOTAL MATERIALS		56,618,121

REAL ESTATE - 1.0%
Specialized REITs - 1.0%
American Tower Corp.	56,077	9,221,863

UTILITIES - 0.6%
Electric Utilities - 0.3%
NextEra Energy Inc.	46,412	2,658,944

Multi-Utilities - 0.3%
Sempra	51,010	3,470,210

TOTAL UTILITIES		6,129,154

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $352,203,597)		934,531,752

See Notes to Schedule of Investments.

4	ClearBridge Variable Appreciation Portfolio 2023 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.204%	6,871,145	$6,871,145	(a)

Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.270%	6,871,145	6,871,145	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,742,290)			13,742,290

TOTAL INVESTMENTS - 100.1% (Cost - $365,945,887)			948,274,042
Liabilities in Excess of Other Assets - (0.1)%			(841,463)

TOTAL NET ASSETS - 100.0%			$947,432,579

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this stance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2023, the total market value of investments in Affiliated Companies was $6,871,145 and the cost was $6,871,145 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making

6

Notes to Schedule of Investments (unaudited) (continued)

fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

7

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$934,531,752	—	—	$934,531,752
Short-Term Investments†	13,742,290	—	—	13,742,290

Total Investments	$948,274,042	—	—	$948,274,042

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$5,064,417	$35,019,904	35,019,904	$33,213,176	33,213,176

8

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$217,894	—	$6,871,145

9